Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	At December 31,
	2023	2022
Non-current
Bank and financial borrowings (**)	278,147	353,740
Notes (*)	855,402	933,681
	1,133,549	1,287,421
Current
Bank and financial borrowings (**)	114,092	125,164
Notes (*)	85,535	52,852
Bank overdrafts	61	—
	199,688	178,016
Total Borrowings	1,333,237	1,465,437

Schedule of changes in borrowings

	2023	2022
Balances at the beginning of the year	1,465,437	1,439,603
Loans obtained	87,846	371,951
Loans repaid	(200,475)	(328,775)
Interest paid	(83,791)	(111,387)
Accrued interest for the year	90,928	115,093
Offsetting of financial assets (Note 17)	(15,224)	—
Debt renegotiation expenses capitalization	(110)	(2,011)
Translation differences and inflation adjustment	(11,374)	(19,037)
Balances at the end of the year	1,333,237	1,465,437

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2023 (1)	294,299	239,443	569,488	711,815	1,815,045
At December 31, 2022 (1)	278,427	252,961	622,876	895,887	2,050,151

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2023	2022
Fair value of borrowings (2)	1,328,357	1,423,983
	1,328,357	1,423,983

(2)  Valuation at quotation prices not adjusted in active markets for identical liabilities included Fair Value Level 2 under IFRS 13 hierarchy. There are no financial liabilities measured at fair value.

Schedule of notes

(*) Notes include the following as of December 31, 2023:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	235.9
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	11.4
CAI	Secured notes	January 2020	EUR	71.8	December 2024	Fixed 4.556%	67.7
	Senior secured guarantee notes	February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	67.8
		October 2021	USD	208.9	August 2031	Fixed 8.500%	208.6
AA2000	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	61.2
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.7
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	34.4
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	30.0
		July-2023	USD (2)	2.7	Aug-2026	Fixed 0.000%	0.4
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	24.5
Total							940.9

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

(*) Notes include the following as of December 31, 2022:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	234.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	12.5
CAI	Secured notes	January 2020	EUR	71.8	December 2024	Fixed 4.556%	64.9
	Senior secured guarantee notes	February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	91.1
		October 2021	USD	208.9	August 2031	Fixed 8.500%	208.1
	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.5
	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	60.6
AA2000	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.2
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	35.9
	Class 7 Notes	July 2022	USD (2)	20.0	July 2025	Fixed 0.000%	19.9
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	29.9
Total							986.5

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

Schedule of significant bank and financial borrowings

(**) As of December 31, 2023, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	Sept-2032	Variable	TJLP(1) plus spread	6.6
ICASGA	BNDES	R$	June-2032	Variable	T.R. plus spread plus IPCA	1.8
	BNDES	R$	Sept-2032	Variable	T.R. plus spread plus IPCA	4.9	A
	BNDES	R$	July -2032	Variable	T.R. plus spread plus IPCA	2.3
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(1) plus spread	213.9	A
	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	4.2	D
TAGSA	Banco Guayaquil SA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.4	D
	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	3.6	D
	Banco Bolivariano CA	USD	Nov-2024	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Oct-2024	Fixed	4.30%	0.4	D
TCU	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.6	D
	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	1.0	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	Sept-2027	Variable	Euribor 6 month plus spread	13.0	D
	Unicredit	EUR	Mar-2024	Variable	Euribor 3 month plus spread	9.4	D
TA	ISP-SACE	EUR	Sept-2026	Variable	Euribor 3 month plus spread	60.5	D
	BPM	EUR	June-2024	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	Feb-2024	Variable	Euribor 3 month plus spread	4.0	D
	MPS Servicio capital	EUR	Mar-2024	Variable	Euribor 6 month plus spread	12.3	D
	Banca Intesa San Paolo	EUR	Jan-2024	Fixed	6.10%	12.2	D
AIA	Ameriabank C.J.S.C.	EUR	Dec-2024	Fixed	6.00%	13.2	B
	Banco de la Provincia de Buenos Aires	USD	July-2024	Fixed	7.00%	0.3	D
AA2000	Onshore renegotiation - ICBC	USD	Nov-2024	Fixed	8.50%	9.0	A
	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	ICBC	USD	Jan-2024	Fixed	15.50%	0.5	D
	ICBC	USD	Dec-2024	Fixed	15.50%	0.1	D
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	5.5	B
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	5.5
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	6.14%	8.5	C
Total (***)						407.8

(***) The total outstanding amount includes the financial debt of ICASGA with BNDES which, as disclosed in Note 17, is shown in the Consolidated statement of financial position offset of guarantee deposits. Therefore, the net amount of Bank and financial borrowings amounts to USD 392.2 million.

(**) As of December 31, 2022, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
ICASGA/AGIB	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8	A
	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.7
ICAB	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	208.3	A
	Votorantim	R$	March 2023	Variable	CDI plus spread	0.8	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	5.9	D
	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.1	D
TAGSA	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	5.4	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	3.6	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.2	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.0	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	0.8	D
	Santander Uruguay	USD	November 2027	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	September 2027	Variable	Euribor 6 month plus spread	15.5	D
	BPM	EUR	December 2023	Fixed	1.65%	0.1	D
	Unicredit	EUR	March 2023	Variable	Euribor 3 month plus spread	10.1	D
	BNL	EUR	May 2023	Fixed	3.76%	5.4	D
TA	ISP-SACE	EUR	September 2026	Variable	Euribor 3 month plus spread	85.1	D
	BPM	EUR	June 2023	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	June 2024	Variable	Euribor 3 month plus spread	0.2	D
	BPM	EUR	January 2023	Variable	Euribor 3 month plus spread	3.8	D
	MPS Servicio capital	EUR	March 2023	Fixed	1.86%	11.8	D
	Banca Intesa San Paolo	EUR	March 2023	Fixed	1.60%	11.9	D
AIA	Ameriabank C.J.S.C.	EUR	December 2025	Fixed	6.00%	21.1	B
ANSA	Banco Macro (4)	ARS	November 2024	Variable	BADLAR plus spread	1.2	A
	Banco de la Provincia de Buenos Aires	USD	July 2024	Fixed	7.00%	0.8	D
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	8.0	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	17.8	A
	Citibank N.A. (5)	USD	February 2023	Variable	SOFR plus spread	2.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	1.6	A
	ICBC Dubai	USD	October 2025	Variable	SOFR plus spread	10.2	B
	Banco Ciudad	USD	November 2023	Fixed	6.00%	3.5	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	6.9
	Banco Itaú	USD	April 2027	Fixed	3.80%	6.9	B
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Variable	7.03%	10.0	C
Total						478.9

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index.

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) The loan was prepaid during 2023.

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).